Accounting Principles - Summary of Net Income (Loss) (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of classes of share capital [Line Items]
Total revenues and other income	$ 33,715	$ 56,444		$ 62,565		$ 35,152
Total operating expenses	(126,366)	(123,746)		(93,549)		(42,122)
Operating income (loss)	(92,650)	(67,302)		(30,984)		(6,970)
Financial gain (loss)	(11,032)	46		8,378		9,428
Income tax	0	0		0		0
Income (loss) from continuing operations	(103,683)	(67,255)		(22,606)		2,458
Loss from discontinued operations						(3,750)
Net income (loss)	$ (103,683)	(67,255)		(22,606)		(1,292)
Consolidated financial statement as reported [Member]
Disclosure of classes of share capital [Line Items]
Total revenues and other income		56,444	€ 51,007	62,565	€ 56,385	35,152	€ 26,453
Total operating expenses		(123,746)	(111,824)	(93,549)	(84,309)	(42,122)	(31,698)
Operating income (loss)		(67,302)	(60,818)	(30,984)	(27,924)	(6,970)	(5,245)
Financial gain (loss)		46	42	8,378	7,550	9,428	7,095
Income tax		0	0	0	0	0	0
Income (loss) from continuing operations		(67,255)	(60,776)	(22,606)	(20,373)	2,458	1,850
Loss from discontinued operations						(3,750)	(2,822)
Net income (loss)		(67,255)	€ (60,776)	(22,606)	€ (20,373)	(1,292)	€ (972)
Adjustments [Member]
Disclosure of classes of share capital [Line Items]
Income tax		$ 0		$ 0		$ 0